10 Trade receivables (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables
Payment to settle administrative costs and terminate the services provided by SAMA	R$ 2,500
Non-recurring fair value for the transaction with Mauá	280,774
Expenses with estimated losses increased	444,826	R$ 128,099
Receivables for the provision of water supply	725,533
Compensation of assets due to resumption of water supply	R$ 85,918